THE KP FUNDS

                   KP INTERNATIONAL EQUITY FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 9, 2017
     TO THE SUMMARY PROSPECTUS DATED MAY 1, 2017 (THE "SUMMARY PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY
                                  PROSPECTUS.

The primary objective of the Fund's Passive International Small Cap Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Small Cap Index. Accordingly, effective immediately, the Summary Prospectus is hereby amended and supplemented as follows:

1. All references to "MSCI Europe, Australasia, Far East Small Cap Index" and "MSCI EAFE Small Cap Index" are replaced with "MSCI World ex-US Small Cap Index."

2. The last sentence of the second full paragraph on page 4 is deleted and replaced with the following:

"The MSCI World ex-US Small Cap Index is a free float-adjusted equity index which captures small cap representation across 22 developed market countries around the world, excluding the U.S."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-028-0100